Schedule of Investments (unaudited) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.1%

New York — 125.4%

Corporate — 6.1%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$110,396
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	743,972
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	475	646,546
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	690	721,464
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	540	563,182

		2,785,560

County/City/Special District/School District — 30.0%
City of New York, GO:
Series D, 5.38%, 06/01/32	15	15,047
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	276,980
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	500	162,920
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,110	1,307,247
5.00%, 11/15/45	670	793,032
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	500	250,430
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	950	420,546
(AMBAC), 5.00%, 01/01/39	325	325,738
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,348
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	175,362
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	175	175,376
City of New York New York, GO, Sub-Series G-1, 5.00%, 04/01/29	250	271,590

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC)(b):
0.00%, 03/01/41	$4,155	$2,169,201
0.00%, 03/01/43	2,000	960,880
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	265	292,377
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	255	306,428
Series A-2, 5.00%, 08/01/38	110	133,265
Sub-Series B-1, 5.00%, 11/01/35	200	229,236
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	275	329,357
5.00%, 02/15/42	125	149,723
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 01/15/20(c)	1,250	1,256,700
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	285	286,776
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	415	458,135
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	120	135,484
4 World Trade Center Project, 5.00%, 11/15/31	750	799,312
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	320	335,059
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	500	536,990
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	520	561,766
World Trade Center Project, 5.75%, 11/15/51	340	367,611

		13,582,916

Education — 29.7%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	85	97,441

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Daemen College Project, 5.00%, 10/01/48	$65	$74,546
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	140	144,150
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	150	162,944
New Dawn Charter School Project, 5.75%, 02/01/49	145	152,685
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	284,247
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	518,679
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	357,523
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	110	126,051
Carnegie Hall, 4.75%, 12/01/39	250	250,000
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
4.00%, 09/01/40(d)	160	176,443
Series A, 5.13%, 09/01/40	610	627,318
Series B, 4.00%, 08/01/35	110	119,247
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	62,040
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	66,062
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	55	67,404
5.00%, 07/01/48	80	97,290

Security	Par (000)	Value

Education (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	$100	$120,944
4.00%, 07/01/46	185	204,122
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project(c):
5.00%, 07/01/21	110	116,842
5.00%, 07/01/21	390	414,258
Series A, 5.00%, 07/01/21	500	531,100
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	120	136,716
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	200	201,822
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	100	104,791
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	179,312
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	316,044
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	245	321,425
New York University, Series B, 5.00%, 07/01/42	500	543,985
Teachers College, Series B, 5.00%, 07/01/42	750	809,115
Touro College & University System, Series A, 5.25%, 01/01/34	250	281,147
Touro College & University System, Series A, 5.50%, 01/01/39	500	559,670
University of Rochester, Series A, 5.13%, 07/01/39	30	30,085
University of Rochester, Series A, 5.75%, 07/01/39	25	25,081
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 07/01/40	150	153,086

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Fordham University, 5.00%, 07/01/44	$340	$386,556
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	396,857
New York University, Series A, 5.00%, 07/01/37	445	485,847
New York University, Series A, 5.00%, 07/01/42	1,750	1,903,930
Series B, 5.00%, 02/15/37	370	449,705
Skidmore College, Series A, 5.00%, 07/01/28	250	264,667
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	350	400,050
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	350	400,050
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	119,231
Hofstra University Project, 5.00%, 07/01/47	100	119,492
Yonkers Economic Development Corp., RB, Charter School of Educational Excellance Project, Series A, 5.00%, 10/15/54	100	109,539

		13,469,539

Health — 13.8%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	581,640
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	100	107,972
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 07/01/20(c)	350	359,516
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	110	110,277

Security	Par (000)	Value

Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	$100	$107,640
5.00%, 12/01/46	160	185,285
Series A, 5.00%, 12/01/37	370	404,477
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	275	287,111
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	325	315,182
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	90,986
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,092,325
Series B, 6.00%, 11/01/20(c)	175	182,913
Series B, 6.00%, 11/01/30	25	25,964
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	538,995
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.75%, 07/01/20(c)	220	225,982
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	110	121,327
Catholic Health Syatem Obligation, 4.00%, 07/01/39	140	154,140
Mount Sinai Hospital, Series A, 5.00%, 07/01/20(c)	315	322,207
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,055,670

		6,269,609

Housing — 6.4%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	820,921
5.00%, 07/01/33	250	279,743

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	$500	$528,965
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	159,632
State of New York HFA, RB, M/F:
Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	475	475,751
Affordable Housing, Series E (SONYMA) ( Fannie Mae), 4.15%, 11/01/47	165	175,601
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	405	439,972

		2,880,585

State — 6.8%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	500	566,300
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,240	1,404,312
State of New York Dormitory Authority, RB, State Sales Tax, Series A:
Group B, 5.00%, 03/15/39	140	167,838
Group C, 4.00%, 03/15/45	310	343,644
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	265	324,758
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	250	279,565

		3,086,417

Tobacco — 3.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	77,490

Security	Par (000)	Value

Tobacco (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	$200	$202,730
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	400	382,924
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	340	364,596
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	170	182,090
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	245	254,972
5.13%, 06/01/51	200	214,798

		1,679,600

Transportation — 18.8%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	120	139,913
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	257,005
4.00%, 12/15/35	120	130,649
Metropolitan Transportation Authority, RB, Series D, 5.25%, 11/15/21(c)	220	237,950
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	200	228,350
Series D, 5.25%, 11/15/21(c)	780	843,640
Series D, 5.25%, 11/15/23(c)	170	197,698
Series D, 5.25%, 11/15/23(c)	250	290,732
Series D, 5.25%, 11/15/23(c)	250	290,732
Series F, 5.00%, 11/15/30	500	549,965
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	450	500,373
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	145	160,097
5.25%, 01/01/50	20	22,272
(AGM), 4.00%, 07/01/41	150	158,546

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB:
Consoliated Bonds, AMT, 4.00%, 11/01/59(d)	$380	$414,436
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	519,815
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	169,382
195th Series, AMT, 5.00%, 04/01/36	250	295,600
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	268,792
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	304,209
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	1,000	1,084,750
Series I, 5.00%, 01/01/22(c)	440	475,913
Series I, 5.00%, 01/01/22(c)	140	151,399
Series J, 5.00%, 01/01/41	250	280,897
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	165,082
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	275	324,409
Series B, 5.00%, 11/15/38	50	60,680

		8,523,286

Utilities — 10.1%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	145,441
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	293,405
Long Island Power Authority, RB:
5.00%, 09/01/38	625	764,625

Security	Par (000)	Value

Utilities (continued)
General, 5.00%, 09/01/47	$110	$130,621
General, 5.00%, 09/01/36	80	96,718
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	225	237,564
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	500	649,505
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	75	87,365
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	210	256,114
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	641,310
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,115	1,263,752

		4,566,420

Total Municipal Bonds in New York		56,843,932

Puerto Rico — 5.7%

State — 3.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	339	350,035
Series A-1, 5.00%, 07/01/58	864	908,176
Series A-2, 4.33%, 07/01/40	108	109,247
Series A-2, 4.78%, 07/01/58	267	275,330

		1,642,788

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	225	228,411

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	355	369,154
5.13%, 07/01/37	100	103,951

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$235	$238,459

		711,564

Total Municipal Bonds in Puerto Rico		2,582,763

Total Municipal Bonds — 131.1% (Cost — $53,398,675)		59,426,695

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 35.1%

County/City/Special District/School District — 9.4%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	250	285,253
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	1,010	1,236,078
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	880,902
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(c)	433	456,108
5.75%, 02/15/47	267	280,584
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	1,050	1,124,749

		4,263,674

Housing — 1.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	640	691,258

State — 4.4%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	297,970

Security	Par (000)	Value

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	$1,497	$1,669,610

		1,967,580

Transportation — 10.6%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	679,115
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,168,464
Series194th, 5.25%, 10/15/55	360	427,446
State of New York Thruway Authority, Refunding RB:
Series B, 4.00%, 01/01/53(f)	1,156	1,281,198
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	639,072
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	592,395

		4,787,690

Utilities — 9.2%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	990	1,046,876
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,500	1,600,857
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	1,000	1,207,420

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Series B, 4.00%, 12/15/35	$280	$316,915

		4,172,068

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1% (Cost — $15,021,932)		15,882,270

Total Long-Term Investments — 166.2% (Cost — $68,420,607)		75,308,965

Security	Shares	Value

Short-Term Securities — 0.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.91%(g)(h)	407,921	$407,921

Total Short-Term Securities — 0.9% (Cost — $407,921)		407,921

Total Investments — 167.1% (Cost — $68,828,528)		75,716,886

Other Assets Less Liabilities — 0.5%		230,126

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%		(8,650,335)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.5)%		(21,972,737)

Net Assets Applicable to Common Shares — 100.0%		$45,323,940

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 01, 2027, is $1,700,396.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	64,451	343,470	407,921	$407,921	$1,236	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3	03/20/20	$388	$441
Long U.S. Treasury Bond	15	03/20/20	2,385	5,291
5-Year U.S. Treasury Note	5	03/31/20	595	380

				$6,112

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$75,308,965	$—	$75,308,965
Short-Term Securities	407,921	—	—	407,921

Total	$407,921	$75,308,965	$—	$75,716,886

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$6,112	$—	$—	$6,112

(a)	See above Schedule of Investments for values in each sector/ state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(8,628,425)	$—	$(8,628,425)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

	$—	$(30,728,425)	$—	$(30,728,425)

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